Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Tax Provision Benefit [Abstract]
Amount computed using the statutory rate, amount			$ (1,362,800)	$ (621,000)
Amount computed using the statutory rate, percentage			21.00%	(21.00%)
Changes in prior year estimates, amount				$ (734,000)
Changes in prior year estimates, percentage				(25.00%)
Other, amount			$ 300
Other, percentage
Change in valuation allowance, amount			$ 1,362,500	$ 1,355,000
Change in valuation allowance, percentage			21.00%	46.00%
Total income tax provision (benefit), amount
Total income tax provision (benefit), percentage